Exhibit 99.2

Client Name:	Wells Fargo Home Mortgage, Inc.
Client Project Name:	WFMBS 2021-INV2
Start - End Dates:	8/2021 TO 9/2021
Deal Loan Count:	340

Loan Level Tape Compare Upload

Loans in Report	340

Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
0111416902	XXXXXX	First Time Home Buyer	No	Yes
0263625354	XXXXXX	Debt to Income Ratio (Back)	22.8600	26.6692
0731285047	XXXXXX	Combined LTV	54	40
0731285047	XXXXXX	Debt to Income Ratio (Back)	42.1900	35.9849
0804490225	XXXXXX	Debt to Income Ratio (Back)	44.0500	38.8858
0598717205	XXXXXX	Debt to Income Ratio (Back)	44.4100	40.5070
0190912455	XXXXXX	Debt to Income Ratio (Back)	20.4800	38.3725
0454805117	XXXXXX	Debt to Income Ratio (Back)	39.1300	26.3878
0740663708	XXXXXX	Debt to Income Ratio (Back)	24.4700	18.3001
0593641659	XXXXXX	Debt to Income Ratio (Back)	40.9000	37.0981
0887769067	XXXXXX	Debt to Income Ratio (Back)	30.2200	26.0467
0850246060	XXXXXX	Debt to Income Ratio (Back)	38.6500	35.3648
0782940818	XXXXXX	Debt to Income Ratio (Back)	40.5000	34.2509
0252265972	XXXXXX	Debt to Income Ratio (Back)	9.6100	14.2033
0099141090	XXXXXX	Debt to Income Ratio (Back)	39.1100	19.9117
0536216694	XXXXXX	Debt to Income Ratio (Back)	38.8900	42.5659
0722401525	XXXXXX	Property Type	Rowhouse	Detached PUD
0714594806	XXXXXX	Debt to Income Ratio (Back)	22.3000	25.6112
0631690717	XXXXXX	Debt to Income Ratio (Back)	44.6300	41.3285
0165937711	XXXXXX	Debt to Income Ratio (Back)	47.3600	33.3502
0331419327	XXXXXX	Property Type	Rowhouse	Detached PUD
0579350222	XXXXXX	Self Employed Flag	No	Yes
0977237756	XXXXXX	Combined LTV	69	73
0977237756	XXXXXX	Original Appraised Value	XXXX	XXXX
0977237756	XXXXXX	Original LTV	69	73
0113632945	XXXXXX	Debt to Income Ratio (Back)	49.1900	45.6943
0869242567	XXXXXX	Debt to Income Ratio (Back)	33.2600	29.3973
0970352551	XXXXXX	Debt to Income Ratio (Back)	42.9900	39.9784
0873273267	XXXXXX	Self Employed Flag	No	Yes
0911184798	XXXXXX	Debt to Income Ratio (Back)	25.4600	20.4835
0332377647	XXXXXX	Debt to Income Ratio (Back)	49.6500	45.8865
0956860125	XXXXXX	Debt to Income Ratio (Back)	27.5200	33.8302
0391734470	XXXXXX	Self Employed Flag	No	Yes
0005434030	XXXXXX	Debt to Income Ratio (Back)	47.0200	43.8215
0747830674	XXXXXX	Debt to Income Ratio (Back)	17.0000	12.6648
0667181460	XXXXXX	Debt to Income Ratio (Back)	49.8500	45.4609
0368214884	XXXXXX	Debt to Income Ratio (Back)	34.7600	23.6155
0592760446	XXXXXX	Self Employed Flag	Yes	No
0778071623	XXXXXX	Property Type	Rowhouse	Detached PUD
0797904419	XXXXXX	Debt to Income Ratio (Back)	36.1100	31.6639
0366948700	XXXXXX	Debt to Income Ratio (Back)	37.4900	30.1041
0865023007	XXXXXX	Self Employed Flag	No	Yes
0559713482	XXXXXX	Debt to Income Ratio (Back)	33.2200	30.2150
0171465740	XXXXXX	Debt to Income Ratio (Back)	43.3100	39.6666
0033005673	XXXXXX	Debt to Income Ratio (Back)	37.4400	33.3895
0002659962	XXXXXX	Debt to Income Ratio (Back)	47.4300	43.6790
0660457934	XXXXXX	Debt to Income Ratio (Back)	49.1600	42.6468
0006819615	XXXXXX	First Time Home Buyer	No	Yes
0692716534	XXXXXX	Debt to Income Ratio (Back)	26.7900	23.5532
0314643107	XXXXXX	Debt to Income Ratio (Back)	45.5400	42.0479

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